Investment Strategy - ZEGA Buy and Hedge ETF	Aug. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide exposure to the U.S. large capitalization equity market, while mitigating overall market downside risk in the event of a major market decline. To achieve its investment objective, the Fund invests in a combination of options, as well as fixed income securities, or other income producing securities, including preferred shares, through fixed income and equity ETFs or other investment companies or through direct investments.

In pursuing the Fund’s investment objective, the Adviser seeks to achieve exposure to the performance of the U.S. large capitalization equity market, generally recognized as the S&P 500® Index (the “S&P 500”), through: (i) call index options, call options on the SPDR S&P 500 ETF Trust (“SPY”) or on other ETFs that track the S&P 500, and FLexible EXchange® Options (“FLEX Options”) (collectively, “S&P 500 options”); or (ii) investments in other ETFs that track the S&P 500 (collectively “S&P 500 ETFs”). The Fund’s S&P 500 option positions and S&P 500 ETFs investments, combined, will represent 100% notional exposure to the S&P 500 (the “S&P 500 Exposure”).

An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”). In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless) and the value of a put option will generally increase. In the event the underlying asset appreciates in value, the value of a call option will generally increase and the value of a put option will generally decrease (and may end up worthless). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Adviser may “ladder” the Fund’s S&P 500 option positions. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable financial environment, as well as creating more opportunities to roll hedges and secure gains during extended periods of market appreciation. The Adviser will ladder the Fund’s S&P 500 option positions by investing in options with multiple expiration dates over a 12-month period using at least two intervals or “rungs.” By regularly rebuilding each ladder rung as options expire the Adviser will seek to achieve additional equity exposure as markets experience reduced prices (essentially buying on dips), or realize gains as market prices increase and as hedged positions are reestablished at higher levels.

The Fund may invest significantly in fixed income and other income producing securities through ETFs or other investment companies, or through direct investments. The Fund’s fixed income investments may include below investment grade debt securities (often referred to as “high yield” or “junk” bonds). The Fund’s fixed income investments aim to generate income as a means of offsetting expenses associated with the cost of purchasing options. The Fund may purchase put options as a means of hedging to provide downside protection on the underlying holdings in the income portion of the Fund’s portfolio.

The Fund also seeks to produce income by selling out-of-the-money call options. A call option is considered “out-of-the-money” when the strike price of the option at expiration exceeds the current price of the underlying asset. The Fund will only sell call options that are either covered by the underlying asset held in the Fund’s portfolio (also known as covered call selling) or by corresponding purchased call options held in the Fund’s portfolio (also known as a call spread).

The Fund’s option positions are determined by the Adviser based on underlying quantitative metrics, including open interest, depth of expirations, number of strike prices, implied volatility, bid/ask spread width and cost. Open interest and bid/ask spread width are indicators of the liquidity of an option position and likelihood of efficient price execution. Implied volatility is an indicator of how expensive an option is relative to other options and relative to historical ranges. In general, as volatility rises option premiums will also rise making an option more expensive. A greater number of strike prices and expirations generally gives the Adviser more flexibility when choosing levels and length of protection. The Adviser analyzes such metrics to determine the Fund portfolio’s ability to mitigate market risk while generating returns.

The Adviser makes buy and sell decisions for the Fund based on a set of defined rules established by the Adviser, which involve the use of proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”), and which may be revised from time to time. With regard to buy and sell decisions, the Adviser considers option data and probabilities, along with the ability to manage the risk of a position. For fixed income investments, the Adviser assesses a position’s ability to have a viable hedge that limits risk while producing desired revenue. For S&P 500 Exposure, the Adviser typically adds new S&P 500 options positions or S&P 500 ETF investments to the Fund’s portfolio when the market value of the S&P 500 materially declines.

When S&P 500 options are being used as the primary means of achieving S&P 500 Exposure and the U.S. large capitalization equity market declines, the Adviser intends to limit the Fund’s S&P 500 option positions to only approximately 8-10% of the Fund’s portfolio on an annualized basis. When the U.S. large capitalization equity market appreciates, these S&P 500 options generally increase in value and may materially exceed the 8-10% target. If this occurs, the Adviser will simultaneously sell the S&P 500 options with higher market values in the Fund’s portfolio and purchase new S&P 500 options that have a lower premium to bring the Fund’s S&P 500 options holdings in-line with the 8-10% target.

By using S&P 500 options, S&P 500 ETFs and fixed income positions, in combination, the Adviser seeks to limit the loss exposure of the Fund’s overall portfolio holdings. The Fund’s notional exposure to the S&P 500 through S&P 500 options and/or S&P 500 ETFs will represent 100% of the Fund’s portfolio. The Adviser will seek to maintain this level of exposure by using put options for protection, restricting the amount spent on long calls, and adjusting investment levels in other S&P 500 ETFs. The Adviser seeks to limit potential losses in respect of the Fund’s S&P 500 Exposure to 8-10% over any 12-month period, though losses during shorter, intra-year periods, may be greater. When the market value of the S&P 500 experiences multiple years of double-digit losses, the Fund’s S&P 500 Exposure may experience losses of 8-10% or more in consecutive 12-month periods.

The portion of the Fund’s portfolio holding fixed income investments also has risk of loss exposure. The Adviser may hedge this risk of loss exposure by purchasing put options that are directly correlated to the underlying fixed income investments held in the Fund’s portfolio. The underlying fixed income investments held in the Fund’s portfolio may experience losses, but the Adviser seeks to limit those losses to 10% through the Fund’s investments in purchased put options.

The Fund may simultaneously experience losses in both its S&P 500 Exposure positions and fixed income investments. This may result in the Fund’s total portfolio experiencing losses in excess of the 8-10% target range over a 12-month period.

There are costs associated with the Adviser’s options hedging strategy and the Fund typically experiences such costs in the form of option time decay. Option time decay is a measure of the rate of decline in the value of an option contract due to the passage of time. There are also costs associated with the Fund’s investments in S&P 500 ETFs, as the Fund bears its proportionate share of the fees and expenses of the S&P 500 ETFs in which it invests. The costs of the Fund’s S&P 500 options, and it’s investments in S&P 500 ETFs can limit the Fund’s ability to achieve returns equal to the gains experienced by the S&P 500.